Other Assets - Summary of Other Assets (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	¥ 11,156
Ending balance	11,324	¥ 11,156
Right-of-use assets	43,073		$ 6,187
Other assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Right-of-use assets	653
Increase Decrease Due To Application Of IFRS 16 [member] | Other assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Right-of-use assets	1,801
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	9,211
Ending balance	9,585	9,211
Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	1,945
Ending balance	1,739	1,945
Carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	32,361	29,744
Additions	195	751
Transfer from CIP	4,161	4,098
Disposals	(1,781)	(2,232)
Ending balance	34,936	32,361
Right-of-use assets	70,333	0
Carrying amount [member] | Other assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Right-of-use assets	937	0
Carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	28,956	27,158
Additions	174	170
Transfer from CIP	3,956	3,693
Disposals	(1,728)	(2,065)
Ending balance	31,358	28,956
Carrying amount [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	3,405	2,586
Additions	21	581
Transfer from CIP	205	405
Disposals	(53)	(167)
Ending balance	3,578	3,405
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(21,205)	(18,756)
Amortization charge for the year	(4,163)	(4,633)
Disposals	1,756	2,184
Ending balance	(23,612)	(21,205)
Right-of-use assets	(27,260)	0
Accumulated depreciation, amortization and impairment [member] | Other assets [member]
Disclosure of detailed information about intangible assets [Line Items]
Right-of-use assets	(284)	0
Accumulated depreciation, amortization and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(19,745)	(17,559)
Amortization charge for the year	(3,736)	(4,220)
Disposals	1,708	2,034
Ending balance	(21,773)	(19,745)
Accumulated depreciation, amortization and impairment [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(1,460)	(1,197)
Amortization charge for the year	(427)	(413)
Disposals	48	150
Ending balance	¥ (1,839)	¥ (1,460)